Offerings - Offering: 1	Jul. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,572,874
Proposed Maximum Offering Price per Unit	3.63
Maximum Aggregate Offering Price	$ 9,339,532.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,289.79
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, par value $0.0001 per share ("common stock"), of Nexentis Technologies Inc. (the "Registrant"), that may be offered or become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of common stock. (2) Consists of an aggregate of 2,572,874 shares of the Registrant's common stock consisting of: (i) 311,876 shares of the Registrant's common stock issuable upon the exercise of warrants issued in connection with a private placement conducted together with a registered direct offering which closed on June 15, 2026, (ii) 410,998 shares of the Registrant's common stock issuable upon the exercise of warrants issued in connection with a private placement conducted together with a registered direct offering which closed on June 23, 2026, and (iii) 1,850,000 shares of the Registrant's common stock issuable upon the exercise of warrants issued pursuant to a facility agreement entered in October 1, 2025 and amended on May 27, 2026. All 2,572,874 shares of common stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-1. (3) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high ($3.78) and low ($3.48) sale prices of the Registrant's shares of common stock on the Nasdaq Capital Market on July 8, 2026. (4) The Registrant will not receive any proceeds from the sale of shares of its common stock by the selling stockholders.